Investment in Equity Accounted Joint Ventures and Advances to Joint Venture (Tables)	12 Months Ended
Dec. 31, 2016
Itajai FPSO Joint Venture [Member]
Schedule of Aggregated Summarized Financial Information for Equity Method's Investment
The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments. The results included are for the Itajai FPSO joint venture from June 2013 and the Libra Joint Venture from October 2014.

	As at December 31,
	2016 $	2015 $
Cash and cash equivalents	48,561	17,212
Other assets - current	17,172	18,846
Vessels and equipment and conversion costs	1,001,337	589,731
Other assets - non-current	10,128	5,385
Current portion of long-term debt	105,736	28,889
Other liabilities - current	40,015	18,514
Long-term debt	607,588	390,219
Other liabilities - non-current	29,795	34,978

	Year ended December 31,
	2016 $	2015 $	2014 $
Revenues	80,999	82,831	82,845
Income from vessel operations	42,380	37,351	35,273
Realized and unrealized (losses) gains on derivative instruments	1,608	(13,214)	(6,656)
Net income	35,866	15,344	20,682